Note 12 - Series Convertible Notes (Details Textual)				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 12, 2023 shares	Jul. 06, 2022 USD ($)	Nov. 06, 2020 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 10, 2023	Mar. 09, 2023	Jul. 07, 2022 USD ($)	Jun. 04, 2020 USD ($) $ / shares
Conversion of Series 1 Convertible Notes Into Common Stock [Member] | Subsequent Event [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	7,489
Series 2 Notes Converted to Senior Secured Convertible Notes [Member]
Debt Conversion, Original Debt, Amount		$ 699,781
Series 1 Convertible Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage												10.00%	10.00%
Debt Instrument, Face Amount													$ 550,000
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 432.00
Series 1 Convertible Notes [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 512.00
Series 1 Convertible Notes [Member] | Subsequent Event [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	7,489
Series 2 Convertible Notes [Member]
Debt Instrument, Face Amount			$ 1,050,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 400.00
Convertible Debt												$ 600,000
Interest Payable												$ 100,000
Debt Conversion, Principal and Accrued Interest Conversion Multiple										4.5	1.6
Series 1 & 2 Convertible Notes [Member]
Debt Instrument, Term (Year)			3 years
Interest Expense, Debt				$ 25,000	$ 40,000	$ 75,000	$ 120,000	$ 146,000	$ 150,000